Costs and Estimated Earnings in Excess Of Billings (Details Textual)	12 Months Ended
Dec. 31, 2013
Maximum [Member]
Costs and Estimated Earnings In Excess Of Billings Percentage	10.00%
Minimum [Member]
Costs and Estimated Earnings In Excess Of Billings Percentage	5.00%